Parent Company Information - Narrative (Details) - USD ($) $ / shares in Units, $ in Billions	Dec. 31, 2018	Jul. 12, 2018
Business Acquisition [Line Items]
Ordinary shares, nominal value per share (in dollars per share)		$ 0.01
Restricted net assets	$ 1.2